Jointly Owned Facilities	12 Months Ended
Dec. 31, 2014
PPL Energy Supply LLC [Member]
Jointly Owned Facilities
8.	Jointly Owned Facilities

At December 31, 2014 and 2013, the Balance Sheets reflect the owned interests in the facilities listed below.

	Ownership Interest	Electric Plant	Other Property	Accumulated Depreciation	Construction Work in Progress
December 31, 2014
Generating Plants
Susquehanna	90.00%	$4,746		$3,591	$117
Conemaugh	16.25%	330		141	2
Keystone	12.34%	213		102	2
Merrill Creek Reservoir	8.37%		$22	15
December 31, 2013
Generating Plants
Susquehanna	90.00%	$4,686		$3,545	$76
Conemaugh	16.25%	247		131	63
Keystone	12.34%	207		91	2
Merrill Creek Reservoir	8.37%			$22	16

Each subsidiary owning these interests provides its own funding for its share of the facility. Each receives a portion of the total output of the generating plants equal to its percentage ownership. The share of fuel and other operating costs associated with the plants is included in the corresponding operating expenses on the Statements of Income.

In addition to the interests mentioned above, at December 31, 2014 and 2013, PPL Montana had a 50% ownership interest in Colstrip Units 1 and 2 and a 30% ownership interest in Colstrip Unit 3. The book value of these assets was not significant. At December 31, 2014 and 2013, NorthWestern owned a 30% interest in Colstrip Unit 4. PPL Montana and NorthWestern have a sharing agreement that governs each party’s responsibilities and rights relating to the operation of Colstrip Units 3 and 4. Under the terms of that agreement, each party is responsible for 15% of the total non-coal operating and construction costs of Colstrip Units 3 and 4, regardless of whether a particular cost is specific to Colstrip Unit 3 or 4, and is entitled to take up to the same percentage of the available generation from Units 3 and 4.